Warrant Liabilities - Schedule of Warrant liabilities Fair value at Initial Measurement (Parentheticals) (Details) - Jun 6, 2024 [Member] - shares	Jun. 30, 2024	Jun. 06, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cashless exercise, Warrant outstanding		489,880
De-recognition	699,838